Deferred Expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Disclosure Of Deferred Acquisition Costs Arising From Insurance Contracts [line items]
Deferred cost of reinsurance	€ 141	€ 766
Insurance and investment contracts [member]
Disclosure Of Deferred Acquisition Costs Arising From Insurance Contracts [line items]
Deferred cost of reinsurance		115
Insurance contracts that are assets		€ 480
AEGAegon Netherlands [Member] | Education And Mortality Experience [Member]
Disclosure Of Deferred Acquisition Costs Arising From Insurance Contracts [line items]
Decrease in deferred cost of reinsurance	€ 214